Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Abstract]
Service cost or benefits received during the year	$ 0	$ 0	$ 2
Interest cost in benefit obligation	336	319	359
Actual return in plan assets	741	133	1,694
Amortization of prior year losses	242	160	219
Net gain during the year	(854)	(568)	599
Net periodic pension expense	$ (33)	$ (159)	$ 41